FINANCIAL RISK MANAGEMENT - Disclosure Of Net Foreign Exchange Exposure (Detail)		12 Months Ended
		Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 TRY (₺)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 TRY (₺)
Disclosure of financial assets [line items]
Closing foreign exchange rate			0.0059		0.1639	0.02955		0.2786
Fair value of “financial” derivatives				R$ (38,436,000)			R$ 6,101,350,000
Trade accounts receivable in foreign currency in Brazil				328,346,000			521,427,000
Borrowing and financing in foreign currency in Brazil	[1]						(5,252,376,000)
Trade accounts payable in foreign currencies in Brazil				(158,500,000)			R$ (15,214,000)
Scenario - Real (4.8413 Parity - R$ vs US$) | USD
Disclosure of financial assets [line items]
Fair value of “financial” derivatives				(38,436,000)
Trade accounts receivable in foreign currency in Brazil				328,346,000
Trade accounts payable in foreign currencies in Brazil				R$ (158,500,000)
Impact on net income and shareholders’ equity		R$ 131,410,000
Scenario - Real (4.8413 Parity - R$ vs US$) | Brazilian real per US dollar
Disclosure of financial assets [line items]
Closing foreign exchange rate				4.8413
Scenario I - Depreciation 25% (3.6715 Parity - R$ vs US$) | USD
Disclosure of financial assets [line items]
Fair value of “financial” derivatives				R$ (29,149,000)
Trade accounts receivable in foreign currency in Brazil				249,007,000
Trade accounts payable in foreign currencies in Brazil				R$ (120,201,000)
Impact on net income and shareholders’ equity		R$ (31,753,000)
Scenario I - Depreciation 25% (3.6715 Parity - R$ vs US$) | Brazilian real per US dollar
Disclosure of financial assets [line items]
Closing foreign exchange rate				3.6715
Foreign exchange rate, percentage of decrease		25.00%
Scenario II - Depreciation 50% (2.4477 Parity - R$ vs US$) | USD
Disclosure of financial assets [line items]
Fair value of “financial” derivatives				R$ (19,432,000)
Trade accounts receivable in foreign currency in Brazil				166,005,000
Trade accounts payable in foreign currencies in Brazil				R$ (80,134,000)
Impact on net income and shareholders’ equity		R$ (64,971,000)
Scenario II - Depreciation 50% (2.4477 Parity - R$ vs US$) | Brazilian real per US dollar
Disclosure of financial assets [line items]
Closing foreign exchange rate				2.4477
Foreign exchange rate, percentage of decrease		50.00%

[1]	Excluding transaction costs.